Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Summary of Earnings Per Share of Common Stock

Earnings per share of common stock outstanding were computed as follows:

	Year Ended December 31,
	2017	2016	2015
	(Millions Except Share and Per Share Amounts)
Basic earnings per share—
Net income attributable to Tenneco Inc.	$207	$356	$241

Average shares of common stock outstanding	52,796,184	55,939,135	59,678,309

Earnings per average share of common stock	$3.93	$6.36	$4.05

Diluted earnings per share—
Net income attributable to Tenneco Inc.	$207	$356	$241

Average shares of common stock outstanding	52,796,184	55,939,135	59,678,309
Effect of dilutive securities:
Restricted stock	111,062	175,513	96,168
Stock options	119,665	292,788	418,673

Average shares of common stock outstanding including dilutive securities	53,026,911	56,407,436	60,193,150

Earnings per average share of common stock	$3.91	$6.31	$4.01